Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 89,268	$ 75,012
Accounts receivable, net	127,509	116,835
Unbilled revenue	118,865	158,457
Service inventories	95,789	94,263
Prepaid assets	13,600	11,480
Retention withholdings	30,925	36,773
Other receivables	18,798	18,454
Other current assets	4,712	3,943
Total current assets	499,466	515,217
Non-current assets
Property, plant and equipment, net	423,649	437,743
Intangible assets, net	106,396	110,376
Goodwill	620,921	620,921
Other assets	3,050	2,797
Total assets	1,653,482	1,687,054
Liabilities
Accounts payable	137,751	144,614
Accrued expenses	46,944	73,783
Current installments of long-term debt	50,327	47,500
Short-term borrowings	42,110	42,360
Income taxes payable	10,941	9,420
Other taxes payable	13,992	11,289
Other current liabilities	25,022	30,400
Total current liabilities	327,087	359,366
Long-term debt	298,480	308,614
Deferred tax liabilities	20,176	21,070
Employee benefit liabilities	22,066	21,515
Other liabilities	14,736	32,071
Total liabilities	682,545	742,636
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at March 31, 2021 and December 31, 2020, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 90,852,607 and 87,777,553 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively	846,160	831,146
Retained earnings	124,688	113,216
Accumulated other comprehensive income	97	64
Total shareholders’ equity	970,945	944,426
Non-controlling interests	(8)	(8)
Total equity	970,937	944,418
Total liabilities and equity	$ 1,653,482	$ 1,687,054